Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Related Party Transactions
Product revenues	$ 58,385	$ 261,299	$ 136,037	$ 261,299
Related Parties
Related Party Transactions
Related party receivables	0		0		$ 63,290
Product revenues	$ 0		$ 10,000